SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating lease expense Total	$ 107,472	$ 209,591	$ 400,925
Cost of Sales [Member]
Operating lease expense Total	13,839	24,312	39,525
General and Administrative Expense [Member]
Operating lease expense Total	19,881	29,033	33,227
Research and Development Expense [Member]
Operating lease expense Total	66,932	140,133	293,001
Selling and Marketing Expense [Member]
Operating lease expense Total	$ 6,820	$ 16,113	$ 35,172